Significant Changes in the Current Reporting Period	6 Months Ended
Jun. 30, 2024
Significant Changes in the Current Reporting Period [Abstract]
SIGNIFICANT CHANGES IN THE CURRENT REPORTING PERIOD

NOTE 3 - SIGNIFICANT CHANGES IN THE CURRENT REPORTING PERIOD:

Shares issuance

During the six months ended June 30, 2024, 527,686 warrants issued as a part of the Company’s September 14, 2023 private placement and 75,900 warrants issued as part of April 3, 2020 public offering, were exercised into 603,586 ADSs, or 6,035,860 ordinary shares, for a total consideration of $2,253 thousand.

During the six months ended June 30, 2024, 2,492,688 options were exercised into 2,492,688 ordinary shares for a total consideration of $2,945 thousand, and 145,833 vested restricted share units (“RSUs”) were issued into 145,833 ordinary shares.

Derivative financial instruments

Derivative financial instruments consist of certain warrants previously issued to investors which are accounted for as financial liabilities at fair value through profit or loss. Accordingly, these warrants are measured at fair value (level 3) and changes are recorded to profit or loss on a periodic basis.

During the six months ended June 30, 2024, there was a significant increase in the fair value of derivative financial instruments, mainly due to an increase in the Company’s share price, which resulted in an increase of $3,300 thousand recognized in finance expense in profit or loss.

The fair value of the warrants as of June 30, 2024, was estimated using the Black-Scholes model, with the following principal assumptions: risk-free interest rate of 4.99%-5.43%, expected term (in years) of 0.36-1.25 and volatility of 96.54%-109.20%.

As of June 30, 2024, derivative financial instruments totaled to $3,409 thousand.

O.R.B agreement

Further to the described in Note 10 to the Company’s annual financial statements for the year ended December 31, 2023, during the six months ended June 30, 2024, the Company repaid to O.R.B. Spring Ltd. an amount of $199 thousand, based on the actual customers’ payments according to the revenue share model.

For the six months ended June 30, 2024, interest expenses related to long-term loan totaled to $110 thousand.

As of June 30, 2024, long-term loan, including current maturities, totaled to $1,003 thousand.

Options and RSUs grants

During the six months ended June 30, 2024, the Company’s board of directors (“BOD”) approved grants of 240,044 RSUs and 145,012 options to purchase 145,012 ordinary shares. The options have exercise prices range of NIS 0-3.97 and they will vest over 1-3 years from the grant dates. The total fair value of these grants was $493 thousand.